Financial Risk Management - Disclosure of Outstanding Derivatives (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Outstanding Derivatives [Line Items]
Other current liabilities	kr 36,985	kr 46,193
Currency Derivatives [member] | Cash flow hedges [member]
Outstanding Derivatives [Line Items]
Other current assets	1,617	566
Other current liabilities	kr 679	kr 1,472